SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents excluded restricted cash	$ 6,552,702	$ 4,220,371	$ 6,552,702	$ 4,220,371	$ 7,630,079	$ 3,628,670
Bank deposits	250,000		250,000		250,000
Uninsured bank deposits	0		0		56,430	83,152
Restricted cash	50,000		50,000		53,900	95,312
Inventories amount	82,131		82,131		157,734	431,483
Revenue	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
Ticketing services revenue percent	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Contract assets	$ 79,826		$ 79,826		$ 333,188	$ 247,368
Contract liability balance	750,528	$ 1,426,901	750,528	$ 1,426,901	1,426,901	1,265,753	$ 1,405,090
Software development costs	13,083	13,635	39,512	40,972	54,644	55,645
Advertising expense	123,869	40,263	$ 229,474	311,096	$ 341,461	577,931
Tax benefit recognized percent			50.00%		50.00%
Right of use assets, net	838,050		$ 838,050		$ 751,672	1,407,956
Allowance for doubtful accounts					0	0
Allowance for obsolete inventories					0	0
Impairment loss of intangible assets recognized					135,000	276,000
Software Development Cost [Member]
Product Information [Line Items]
Software development costs	13,083	13,635	39,512	40,972	54,644	55,645
ECommerce Business [Member]
Product Information [Line Items]
Revenue	10,212	4,931	17,591	29,360	34,808	414,120
Telecommunication Reseller [Member]
Product Information [Line Items]
Revenue	$ 75	106	$ 472	4,849	4,898	24,018
Grocery Food Delivery [Member]
Product Information [Line Items]
Revenue					$ 0	98,004
Invoiced sales rate	10.00%		10.00%		10.00%
Marketing Services from Social Media Platform [Member]
Product Information [Line Items]
Revenue	$ 801,422	1,461,480	$ 4,049,548	4,542,073	$ 6,173,970	5,966,611
Ancillary Services [Member]
Product Information [Line Items]
Revenue	568,673	$ 209,377	1,287,769	$ 657,201	891,854	1,616,687
Bank Time Deposits [Member]
Product Information [Line Items]
Uninsured bank deposits	$ 6,332,941		$ 6,332,941		$ 7,330,486	$ 3,262,161